Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Component of Income Tax Expense	The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2021, 2020 and 2019 consisted of the following:

	2021	2020	2019
Current
Bermuda	$—	$—	$—
Foreign	594	446	499
	594	446	499
Deferred
Bermuda	—	—	—
Foreign	1,179	(819)	1,449
	1,179	(819)	1,449
	$1,773	$(374)	$1,948

Components of Income Before Income Taxes and Noncontrolling Interest	The components of income before income taxes and noncontrolling interest were as follows:
	2021	2020	2019
Bermuda sources	$—	$—	$—
Foreign sources	286,061	73,299	58,504
	$286,061	$73,299	$58,504

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	2021		2020		2019
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	271	0.09%	(1,291)	(1.76)%	188	0.32%
Tax uncertainties	1,502	0.53%	917	1.25%	1,760	3.01%
	$1,773	0.62%	$(374)	(0.51)%	$1,948	3.33%

The components of income tax expense and effective tax rate were as follows:

	2021		2020		2019
Income before income tax and noncontrolling interests	$286,061		$73,299		$58,504

Tax uncertainties	$1,502	0.53%	$917	1.25%	$1,760	3.01%
Foreign taxes
Stock base compensation	(622)	(0.22)%	(94)	(0.13)%	390	0.67%
162(m) officers' compensation	412	0.14%	102	0.14%	15	0.03%
Adjustment for prior years	(392)	(0.14)%	47	0.06%	270	0.46%
Foreign derived intangible income	(329)	(0.12)%	(112)	(0.15)%	(77)	(0.13)%
Valuation allowance	(382)	(0.13)%	67	0.09%	315	0.54%
Foreign rate difference	1,583	0.55%	(1,333)	(1.82)%	(778)	(1.33)%
Other	1	0.00%	32	0.04%	53	0.09%
	271	0.09%	(1,291)	(1.76)%	188	0.32%
	$1,773	0.62%	$(374)	(0.51)%	$1,948	3.33%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	2021	2020
Deferred tax assets
Net operating loss carryforwards	$17,765	$19,284
Other	1,006	1,457
	18,771	20,741
Valuation allowance	—	(382)
Deferred tax assets	18,771	20,359
Deferred tax liabilities
Containers, net	25,287	25,043
Other	—	654
Deferred tax liabilities	25,287	25,697
Net deferred tax liabilities	$6,516	$5,338

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2021 and 2020 are as follows:

Balance at December 31, 2019	19,642
Increases related to prior year tax positions	19
Increases related to current year tax positions	2,357
Lapse of statute of limitations	(1,444)
Balance at December 31, 2020	$20,575
Increases related to prior year tax positions	156
Increases related to current year tax positions	2,878
Lapse of statute of limitations	(1,457)
Balance at December 31, 2021	$22,152